Accrued Expenses and Other Current Liablities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Clinical trials expenses	$ 231	$ 2,561
Patents and other research expenses	302	428
Payroll expenses	149	122
Building and office expenses	337	274
Professional consultants expenses	839	156
Tax expenses	305	334
Deferred grant income	82	52
Short-term finance lease	5	14
Other expenses	307	294
Accrued expenses and other current liabilities	$ 2,557	$ 4,235